4. Deconsolidation of Sinsin (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 02, 2017	Dec. 31, 2016
Restricted cash	$ 1,053		$ 9,059
Accounts receivable	45,316		45,609
Prepaid expenses and other current assets	19,761		24,837
Property, plant and equipment, net	61,328		126,985
Total assets	317,311		361,818
Accounts payable	58,465		69,643
Income tax payable	2,900		3,089
Deferred tax liabilities	0		0
Other current liabilities	85,310		71,217
Total liabilities	$ 414,955		$ 374,746
Sinsin Group [Member]
Restricted cash		$ 2,679
Accounts receivable		3,594
Prepaid expenses and other current assets		4,000
Amount due from inter-group entities		7,817
Property, plant and equipment, net		55,458
Deferred tax assets		179
Total assets		73,727
Accounts payable		809
Income tax payable		243
Deferred tax liabilities		2,958
Other current liabilities		111
Total liabilities		$ 4,121